William J. Evers Vice President, Corporate Counsel The Prudential Insurance Company of America 213 Washington Street Newark, New Jersey 07102 (973) 802-3716 william.evers@prudential.com

May 1, 2024

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company (Registration No. 333-83057)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 36; and (ii) that the text of Post-Effective Amendment No. 36 was filed electronically on April 25, 2024 (Accession No. 0001017963-24-000026).

/s/ William J. Evers	May 1, 2024

William J. Evers Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

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